Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Compensation and retirement benefits	$ 213	$ 92
Tax credits and net operating losses	40	3
Capital lease obligations	116
Accrued expenses	123	198
Valuation allowances	(4)
Total deferred tax assets	488	293
Deferred tax liabilities
Subsidiaries' unremitted earnings	(9)	(34)
Fixed assets	(313)	(258)
Intangible assets	(148)	(78)
Other items	(4)	31
Total deferred tax liabilities	(474)	(339)
Net deferred tax asset	$ 14
Net deferred tax liability		$ (46)